MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for financial liabilities
The following tables present the contractual maturities of the company’s financial liabilities at December 31, 2021 and 2020.

	Payments Due by Period
AS AT DEC. 31, 2021 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings[1]	$—	$1,138	$2,566	$7,171	$10,875
Non-recourse borrowings of managed entities	31,683	45,186	41,918	46,270	165,057
Subsidiary equity obligations	546	1,563	544	1,655	4,308
Interest expense[2]
Corporate borrowings	420	802	659	3,652	5,533
Non-recourse borrowings	5,918	10,130	6,832	11,958	34,838
Subsidiary equity obligations	162	300	228	33	723
Lease Obligations[3]	1,156	2,389	1,615	13,550	18,710
1.Payments due in the 4 to 5 year period include $912 million of commercial paper and credit facility draws outstanding as at December 31, 2021.
2.Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.
3.The lease obligations as disclosed in the table above include leases that are classified as finance leases, short-term leases, low-value leases and variable lease payments not based on an index or rate, which are immaterial.

	Payments Due by Period
AS AT DEC. 31, 2020 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$—	$467	$1,630	$6,980	$9,077
Non-recourse borrowings of managed entities	21,108	29,399	40,049	48,768	139,324
Subsidiary equity obligations	799	1,147	800	953	3,699
Interest expense[1]
Corporate borrowings	405	793	659	3,593	5,450
Non-recourse borrowings	5,145	8,788	6,310	8,313	28,556
Subsidiary equity obligations	147	213	171	44	575
Lease obligations[2]	815	1,682	1,123	11,755	15,375
1.Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.
2.The lease obligations as disclosed in the table above include leases that are classified as finance leases, short-term leases, low-value leases and variable lease payments not based on an index or rate, which are immaterial.